Business Combinations	6 Months Ended
Jun. 30, 2012
Business Combinations
3. Business Combinations

Acquisition of PriceSpective

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective, a global leader in value strategy consulting, for an initial cash consideration of $37.1 million.  Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston, PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, Health Economics and Outcomes Research (“HEOR”), due diligence support and payer engagement services. Since PriceSpective’s inception in 2003, it has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 2012.  At June 30, 2012 the Company has recorded a liability of $15.0 million in respect of this additional consideration.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	53,373
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,846)
Total	$52,132
* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

Acquisition of BeijingWits Medical

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical, a leading Chinese CRO, for an initial cash consideration of $9.0 million. BeijingWits Medical offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonisation Good Clinical Practice (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits Medical will also strengthen the Company’s presence through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong. Further consideration of up to $7.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 31, 2013.  At June 30, 2012 the Company has recorded a liability of $7.0 million in respect of the additional consideration.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	15,139
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Non current assets	48
Current liabilities	(1,007)
Total	$16,000

* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Prior Period Acquiistions -  Acquisition of Firecrest Clinical

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited (“Firecrest”), a market leading provider of technology solutions that boost investigator site performance and study management, for an initial cash consideration of €17.0 million ($24.1 million). Headquartered in Limerick, Ireland, Firecrest Clinical provides a comprehensive site performance management system that is used to improve compliance consistency and execution of activities at investigative sites. Further consideration of up to €33.0 million ($46.8 million) may become payable if certain performance milestones are achieved in respect of periods up to June 30, 2013. The acquisition agreement also provided for certain working capital targets to be achieved by Firecrest Clinical on completion.  In March 2012 the Company paid €3.0 million ($4.0million) in respect of the first element of the additional consideration and €0.4 million ($0.5 million) in respect of the working capital review. At June 30, 2012 the Company has recorded a liability of €29.2 million ($36.2 million) in relation to the remaining performance milestones. On July 2, 2012 the Company paid a further €10 million ($12.5 million) in relation to performance milestones for the year ended December 31, 2011.

The acquisition of Firecrest has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:
July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,607
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	$69,025

* Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Prior Period Acquisitions -  Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited (“Oxford Outcomes”), a leading international health outcomes consultancy business, for an initial cash consideration of £17.8 million ($27.6 million).  Headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  A put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes during the year ended December 31, 2011 for cash consideration of £3.8 million ($6.0 million).  This option was exercised on October 20, 2011.

Additional consideration of up to £8.0 million ($12.6 million) is potentially payable if certain performance milestones are achieved in respect of periods up to March 31, 2012; £4.0 million ($6.3 million) in respect of the year ended March 31, 2011 and £4.0 million ($6.3 million) in respect of the year ended March 31, 2012. £4.0 million ($6.3 million) was paid during the year ended December 31, 2011 in respect of the first element of the performance milestones. At June 30, 2012 the Company has accrued £4.0 million ($6.2 million) in respect of the remaining performance milestones.

The acquisition agreement also provided for certain working capital targets to be achieved by Oxford Outcomes on completion.  In May 2011 the Company paid an additional £3.3 million ($5.1 million) in respect of certain elements of this review. In March 2012 a further £0.8 million ($1.2 million) was paid in respect of the remaining elements of this review.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:
January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill*	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	$52,335

* Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.